Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net

6.     Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Buildings and improvements	166,593,566	365,052,501	$57,936,565
Machinery	408,208,210	812,517,546	128,952,617
Office equipment and furnishing	1,420,720	1,406,173	223,170
Motor vehicles	4,151,519	4,650,975	738,144
Construction in progress	551,444,472	124,076,695	19,691,901
Total	1,131,818,487	1,307,703,890	207,542,397
Accumulated depreciation	(96,514,252)	(180,322,583)	(28,618,544)
Property, plant, and equipment, net	1,035,304,235	1,127,381,307	$178,923,853

Certain buildings with an aggregate carrying value of RMB8,454,748 ($1,341,832) and certain equipment with an aggregate carrying value of RMB46,339,787($7,354,471) were pledged as collateral for bank loans as of December 31, 2011.

The depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were RMB23,849,605 , RMB46,108,118 and RMB 83,808,331($13,301,010), respectively.